Note 19 - Borrowings - Borrowings Evolution (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
At the beginning of the year, noncurrent	$ 29,187
At the beginning of the year, current	509,820
Translation differences, noncurrent	(229)
Translation differences, current	669
Proceeds and repayments, net, noncurrent	(4,582)
Proceeds and repayments, net, current	203,931
Interests Accrued less payments, noncurrent	304
Interests Accrued less payments, current	2,950
Reclassifications, noncurrent	(11,733)
Reclassifications, current	11,733
Increase due to Business Combinations	27,933
Increase due to Business Combinations	53,789
Overdrafts variation, noncurrent
Overdrafts variation, current	(1,620)
At the end of the year, noncurrent	40,880
At the end of the year, current	$ 781,272